Share Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Share-based compensation expense		$ 3,412,700
2023 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Shares issued (in Shares)	870,000
2023 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Shares issued (in Shares)	1,150,000